Note 7 - Property and Equipment, Net (Details) - Property and Equipment, Net - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 436,051	$ 436,051	$ 436,051
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	123,278	123,278	123,278
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,992	17,992	17,992
Property and equipment, gross	577,321	577,321	577,321
Less: Accumulated depreciation and amortization	(576,971)	(576,622)	(563,467)
	$ 350	$ 699	$ 13,854